Dunham Loss Averse Growth Fund
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DUNHAM FUNDS

Dunham Loss Averse Equity Income Fund

Class A (DAAVX)

Class C (DCAVX)

Class N (DNAVX)

Supplement dated March 19, 2013 to the Prospectus dated February 22, 2013 (the "Prospectus") This Supplement updates and supersedes any contrary information contained in the Prospectus

Effective March 18, 2013, PVG Asset Management Corporation, Sub-Adviser to the Dunham Loss Averse Equity Income Fund (the "Fund") has contractually agreed to waive a portion of its annual Sub-Advisory fee to maintain the Fund's total annual operating expenses (excluding any brokerage fees and commissions, indirect expenses such a acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes, extraordinary expenses such as litigation or expenses in connection with a merger or reorganization) at 1.59% for Class N Shares, 1.94% for Class A shares , and 2.59% for Class C shares; provided, however, that the annual Sub-Advisory fee shall in no case be waived to less than 0.10% of the Fund's average daily net assets. This Agreement is effective as of March 18, 2013 and shall remain in effect until at least March 31, 2014.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 19 of the Prospectus and page 1 of the Fund's Summary Prospectus. The table describing the Class A, Class C and Class N shareholder expenses of the Dunham Loss Averse Equity Income Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.26%	1.26%	1.26%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.02%	1.02%	1.02%
Acquired Fund Fees and Expenses (1)	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	2.66%	3.41%	2.41%
Fee Waiver (2)	(0.51)%	(0.51)%	(0.51)%
Total Annual Fund Operation Expenses After Fee Waiver and/or Reimbursement	2.15%	2.90%	1.90%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies

(2) The Fund's Sub-Adviser has contractually agreed to waive a portion of the annual Sub-Advisory fee to the extent necessary to maintain the Fund's total annual operating expenses (excluding any brokerage fees and commissions, indirect expenses such as acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes, extraordinary expenses such a litigation or expenses in connection with a merger or reorganization) ) at 1.59% for Class N shares, 1.84% for Class A shares, and 2.59% for Class C shares; provided, however that the annual Sub-Advisory fee shall in no case be waived to less than 0.10% of the Fund's average daily net assets. The Agreement is effective as of March 18, 2013 and shall remain in effect until at least March 31, 2014.

The table under the sub-heading "Example" that describes the costs of investing in shares of the Dunham Loss Averse Equity Income Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$781	$1,308	$1,861	$3,361
Class C	$293	$1,000	$1,731	$3,660
Class N	$193	$703	$1,239	$2,708

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 22, 2013, or as subsequently amended, which provide information that you should know about the Dunham Loss Averse Equity Income Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated March 19, 2013

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Loss Averse Growth Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Loss Averse Growth Fund		Class A	Class C	Class N
Management Fees		1.26%	1.26%	1.26%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.02%	1.02%	1.02%
Acquired Fund Fees and Expenses	[1]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		2.66%	3.41%	2.41%
Fee Waiver	[2]	(0.51%)	(0.51%)	(0.51%)
Total Annual Fund Operation Expenses After Fee Waiver and/or Reimbursement		2.15%	2.90%	1.90%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies
[2]	The Fund's Sub-Adviser has contractually agreed to waive a portion of the annual Sub-Advisory fee to the extent necessary to maintain the Fund's total annual operating expenses (excluding any brokerage fees and commissions, indirect expenses such as acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes, extraordinary expenses such a litigation or expenses in connection with a merger or reorganization) ) at 1.59% for Class N shares, 1.84% for Class A shares, and 2.59% for Class C shares; provided, however that the annual Sub-Advisory fee shall in no case be waived to less than 0.10% of the Fund's average daily net assets. The Agreement is effective as of March 18, 2013 and shall remain in effect until at least March 31, 2014.

Expense Example - Dunham Loss Averse Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	781	1,308	1,861	3,361
Class C	293	1,000	1,731	3,660
Class N	193	703	1,239	2,708